EQUITY (Tables)	12 Months Ended
Mar. 31, 2016
EQUITY
Schedule of effects of changes in FRONTEO's ownership interest in its subsidiaries in the Company's shareholder's equity

Thousands of Yen
2015
Net income attributable to FRONTEO, Inc. shareholders	¥218,453
Transfers from noncontrolling interest
Increase in additional paid-in capital for
acquisition of noncontrolling interest of a subsidiary	37
Net transfers from noncontrolling interest	37
Change from net income attributable to FRONTEO, Inc. shareholders and transfers from noncontrolling interest	¥218,490